Related Parties - Schedule of Related Party Transactions (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Related Party Transactions [Line Items]
Amount due from related parties		¥ 194,765	¥ 5,857,636
Amount due to related parties		17,413,631	48,116,596
Continuing franchise fee to THRI [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[1]	49,935,665	47,477,864	¥ 51,697,551
Continuing franchise fee to PLK [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[1]		957,548	488,633
Upfront franchise fee to THRI [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[2]	7,813,087	10,137,871	27,318,877
Upfront franchise fee to PLK [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[2]		161,984	513,564
Purchase of coffee beans from TDL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[3]	34,582,491	44,539,371	63,400,907
Services provided by DataCo [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[4]	4,795,456	5,866,415	8,097,359
Provision of services to Bobipai Shanghai [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[5]	1,949,211	1,211,216
Reimbursements from Bobipai Shanghai [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[6]		185,097
Amount due from Bobipai Shanghai related to provision of services [Member]
Schedule of Related Party Transactions [Line Items]
Amount due from related parties	[5]	194,765	1,092,991
Amount due from RBI related to Popeyes Disposal [Member]
Schedule of Related Party Transactions [Line Items]
Amount due from related parties	[7]		4,764,645
TDL [Member]
Schedule of Related Party Transactions [Line Items]
Amount due to related parties	[3]	5,435,579	20,983,264
THRI [Member]
Schedule of Related Party Transactions [Line Items]
Amount due to related parties	[1],[2]	8,732,153	24,640,581
DataCo [Member]
Schedule of Related Party Transactions [Line Items]
Amount due to related parties	[4]	3,245,899	1,528,811
Cartesian [Member]
Schedule of Related Party Transactions [Line Items]
Amount due to related parties			¥ 963,940

[1]	Pursuant to the master development agreement between the Company and THRI or PLK, pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and franchise stores, and such continuing franchise fee was recorded in franchise and royalty expenses.
[2]	Pursuant to the master development agreement between the Company and THRI or PLK, the Company pays upfront franchise fee for each newly opened store to THRI or PLK during the term of the master development contract.
[3]	The Company purchased coffee beans from TDL for its daily operation in the amount of RMB34,582,491, RMB44,539,371 and RMB63,400,907 for the years ended December 31, 2025, 2024 and 2023, respectively. The Company sold and recognized coffee beans purchased from TDL for its daily operation in the costs of food and packaging in the amount of RMB30,743,744, RMB53,208,876 and RMB72,109,353 for the years ended December 31, 2025, 2024 and 2023, respectively.
[4]	DataCo provides various data maintenance and management services, technical supports and consulting services in support of the operation of the Company. The relevant service fees of RMB600,000 each year recognized in other operating expenses for the years ended December 31, 2025, 2024 and 2023. In addition, RMB4,195,456, RMB5,266,415 and RMB7,497,359 for the years ended December 31, 2025, 2024 and 2023, respectively, were capitalized in property and equipment.
[5]	After Popeyes Disposal, the Company provided transitioning management support and IT support to Bobipai Shanghai in the amount of RMB1,949,211 and RMB1,211,216 for the years ended December 31, 2025 and 2024, respectively.
[6]	The Company paid reimbursements on behalf of Bobipai Shanghai for employee cost and raw material procurement in the amount of RMB185,097 for the year ended December 31, 2024.
[7]	On June 28, 2024, the Company disposed Popeyes China operation to PLK (See Note 2(b)). The remaining consideration receivables related to Popeyes Disposal of RMB4,764,645 as of December 31, 2024 was fully settled in 2025 by netting of amount due to THRI.